Fair value measurement (Details) - Black-Scholes Merton model	Sep. 30, 2025 shares $ / shares	Mar. 31, 2025 shares $ / shares
Exercise price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input | $ / shares	11.5	11.5
Share price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	4.6	5.1
Volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0.470	0.359
Expected life (in years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	4.2	4.7
Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0.0368	0.0395
Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0.0000	0.0000